EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED GLOBAL SMALL-CAP FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Statement of Additional Information

dated March 1, 2015 as revised December 3, 2015

The following replaces the table under “Strategies and Risks”:

Investment Type	Permitted for or Relevant to:
	TMGDIF*	TMEAAF	TMGP	TMGSCP	TMIEP	TMMCGP	TMSCP	TMVP
Asset-Backed Securities (“ABS”)
Auction Rate Securities	√	√
Build America Bonds
Call and Put Features on Securities	√	√
Cash Equivalents	√	√	√	√	√	√	√	√
Collateralized Mortgage Obligations (“CMOs”)
Commercial Mortgage-Backed Securities (“CMBS”)
Commodity-Related Investments
Common Stocks	√		√	√	√	√	√	√
Contingent Convertible Securities	√	√
Convertible Securities	√	√	√	√	√	√	√	√
Credit Linked Securities	√
Derivative Instruments and Related Risks	√		√	√	√	√	√	√
Direct Investments
Derivative-Linked and Commodity-Linked Hybrid Instruments
Emerging Market Investments	√	√	√	√		√	√	√
Equity Investments	√	√	√	√	√	√	√	√
Equity Linked Securities
Exchange-Traded Funds (“ETFs”)	√	√	√	√	√	√	√	√
Exchange-Traded Notes (“ETNs”)
Fixed-Income Securities	√
Foreign Currency Transactions	√		√	√	√	√	√	√
Foreign Investments	√	√	√	√	√	√	√	√
Forward Foreign Currency Exchange Contracts	√		√	√	√	√	√	√
Forward Rate Agreements	√
Futures Contracts	√		√	√	√	√	√	√
High Yield Securities	√	√
Hybrid Securities	√	√	√	√	√	√	√	√
Illiquid Securities	√	√	√	√	√	√	√	√
Indexed Securities
Inflation-Indexed (or Inflation-Linked) Bonds
Junior Loans

Investment Type	Permitted for or Relevant to:
	TMGDIF*	TMEAAF	TMGP	TMGSCP	TMIEP	TMMCGP	TMSCP	TMVP
Liquidity or Protective Put Agreements
Loans
Master Limited Partnerships (“MLPs”)	√		√	√	√	√	√	√
Mortgage-Backed Securities (“MBS”)
Mortgage Dollar Rolls
Municipal Lease Obligations (“MLOs”)
Municipal Obligations
Option Contracts	√		√	√	√	√	√	√
Pooled Investment Vehicles**	√	√	√	√	√	√	√	√
Preferred Stock	√	√	√	√	√	√	√	√
Real Estate Investments	√	√	√	√	√	√	√	√
Repurchase Agreements
Residual Interest Bonds
Reverse Repurchase Agreements
Rights and Warrants	√		√	√	√	√	√	√
Royalty Bonds
Senior Loans
Short Sales	√		√	√	√	√	√	√
Stripped Mortgage-Backed Securities (“SMBS”)
Structured Notes	√
Swap Agreements	√		√	√	√	√	√	√
Swaptions	√		√	√	√	√	√	√
Trust Certificates	√	√
U.S. Government Securities
Unlisted Securities	√
Variable Rate Instruments	√	√
When-Issued Securities, Delayed Delivery and Forward Commitments	√
Zero Coupon Bonds

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to:
	TMGDIF*	TMEAAF	TMGP	TMGSCP	TMIEP	TMMCGP	TMSCP	TMVP
Asset Coverage	√		√	√	√	√	√	√
Average Effective Maturity
Borrowing for Investment Purposes
Borrowing for Temporary Purposes	√	√	√	√	√	√	√	√
Cyber Security Risk	√	√	√	√	√	√	√	√
Diversified Status	√	√	√	√	√	√	√	√

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to:
	TMGDIF*	TMEAAF	TMGP	TMGSCP	TMIEP	TMMCGP	TMSCP	TMVP
Dividend Capture Trading	√
Duration
Events Regarding FNMA and FHLMC
Fund Investing in a Portfolio		√	√	√	√	√	√	√
Investments in the Subsidiary
Loan Facility
Operational Risk	√	√	√	√	√	√	√	√
Option Strategy
Participation in the ReFlow Liquidity Program	√	√	√	√	√	√	√	√
Portfolio Turnover	√	√	√	√	√	√	√	√
Securities Lending	√	√	√	√	√	√		√
Short-Term Trading
Significant Exposure to Health Sciences Companies
Significant Exposure to Smaller Companies				√	√	√	√
Significant Exposure to Utility and Financial Service Companies	√	√
Tax-Managed Investing	√	√	√	√	√	√	√	√

*TMGDIF is not an investment option for TMEAAF.

**TMEAAF may invest directly in pooled investment vehicles that primarily invest in securities and other instruments that TMEAAF is permitted to invest in directly.

December 21, 2015	12.21.15

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